CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (1,740,078)	$ (5,966,198)	$ (8,119,268)	$ (14,028,165)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	155,361	257,403	1,054,702	591,069
Amortization	184,655	182,735	730,940	868,622
Amortization of debt discount	212,053	316,035	738,794	2,797,185
Promissory note issued for research and development			1,000,000	0
Note payable issued for legal fees			350,000	0
Gain on conversions notes payable	0	568,875	775,650	(138,815)
Derivative expense (gain)	(185,275)	3,896,672	(1,140,323)	7,476,908
Gain on extinguishment of debt	82,793	101,562	(1,252,131)	0
Impairment of goodwill and long-lived assets			2,702,996	949,877
Share-based compensation: Common stock (issued and payable)			417,649	406,250
Stock options			0	140,668
Changes in operating assets and liabilities:
Accounts receivable	(63,808)	314,389	254,022	(330,883)
Accounts receivable related party	0	(55,510)
Prepaid expenses and other assets	65,019	(5,346)	(138,339)	57,340
Accounts payable and accrued expenses	651,188	425,345	1,314,086	766,867
Other liabilities	116,280	(3,732)	43,969	69,291
Net change in operating lease assets and liabilities	460,244	56,854	777,680	45,535
Net cash used in operating activities	(6,529)	(96,102)	(489,573)	(328,251)
Cash flows from investing activities:
Acquisition of property and equipment	(144,481)	(131,351)	(424,560)	(103,515)
Purchase of intangibles			(76,798)	0
Payment for business acquisitions, net of cash acquired			460	(798,386)
Net cash provided by (used in) investing activities	(144,481)	(131,351)	(500,898)	(901,901)
Cash flows from financing activities:
Proceeds from sale of Series D preferred stock	153,744	0
Proceeds from sale of non-controlling interests in QuikLABS			460,000	0
Proceeds from convertible notes and notes payable - related parties			2,400	293,707
Proceeds from convertible notes, loans and advances	1,068,674	590,000	1,753,204	2,613,047
Payment on loans, advances and factoring agreements	(903,978)	(328,392)	(1,169,330)	(1,440,139)
Payments on convertible notes and amounts payable - related parties	0	(179,843)	(212,256)	(50,720)
Payments on financing lease liabilities	(12,060)	0	(16,410)	(25,357)
Net cash provided by financing activities	306,380	81,765	817,608	1,390,538
Net change in cash	155,370	46,519	(172,863)	160,386
Cash and cash equivalents - beginning of period	19,309	192,172	192,172	31,786
Cash and cash equivalents - end of period	174,679	238,688	19,309	192,172
Supplemental cash flow information:
Cash used for interest expense	29,325	88,736	0	0
Cash used for taxes	0	0	0	0
Non-cash investing and financing activities:
Debt discount on factoring agreement	0	216,720	634,341	2,011,600
Acquisition of assets of SpeedConnect - liabilities assumed			0	1,894,964
Operating lease liabilities and right of use assets	0	1,166,677	0	5,003,178
Common stock issued in conversion of convertible notes	424,397	0	2,258,637	0
TPT Strategic, Inc. merger - Non-controlling interest in intercompany liabilities rescinded	$ (219,058)	$ 0
Convertible preferred Series A and B reclassified to mezzanine equity			4,790,884	0
Acquisition of Aire Fitness - liabilities assumed			610,919	0
Acquisition of property and equipment under finance lease			201,349	0
InnovaQor merger - non controlling interest			$ 219,058	$ 0